Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 10, 2019
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2019